Guarantor Subsidiaries (Notes)	6 Months Ended
Jun. 30, 2013
Guarantor Subsidiaries Disclosure [Abstract]
Guarantor Subsidiaries [Text Block]
GUARANTOR SUBSIDIARIES

Certain of our wholly-owned subsidiaries have, jointly and severally, fully and unconditionally guaranteed the Senior Notes. Pursuant to SEC regulations, we have presented in columnar format the condensed consolidating financial information for Outerwall Inc., the guarantor subsidiaries on a combined basis, and all non-guarantor subsidiaries on a combined basis in the following tables:

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$331,287	$3,824	$35,134	$—	$370,245
Accounts receivable, net of allowances	1,441	57,084	2,383	—	60,908
Short term investments	10,000	—	—	—	10,000
Content library	449	167,880	4,168	—	172,497
Deferred income taxes	10,544	—	—	(3,553)	6,991
Prepaid expenses and other current assets	14,925	24,456	890	—	40,271
Intercompany receivables	222,140	166,660	4,205	(393,005)	—
Total current assets	590,786	419,904	46,780	(396,558)	660,912
Property and equipment, net	188,756	325,014	34,859	—	548,629
Notes receivable	26,633	—	—	—	26,633
Deferred income taxes	—	—	3,946	7	3,953
Goodwill and other intangible assets	252,270	87,859	—	54	340,183
Other long-term assets	21,641	27,528	15	—	49,184
Investment in related parties	383,352	24,055	—	(407,407)	—
Total assets	$1,463,438	$884,360	$85,600	$(803,904)	$1,629,494
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$20,295	$154,674	$2,677	$—	$177,646
Accrued payable to retailers	80,135	41,396	15,696	—	137,227
Other accrued liabilities	49,574	78,821	2,850	—	131,245
Current callable convertible debt	51,105	—	—	—	51,105
Current portion of long-term debt and other	17,500	15	—	—	17,515
Current portion of capital lease obligations	13,466	—	326	—	13,792
Deferred tax liabilities	—	3,553	—	(3,553)	—
Intercompany payables	137,284	206,087	49,634	(393,005)	—
Total current liabilities	369,359	484,546	71,183	(396,558)	528,530
Long-term debt and other long-term liabilities	491,850	18,761	254	—	510,865
Capital lease obligations	12,739	—	404	—	13,143
Deferred tax liabilities	44,625	8,105	26	7	52,763
Total liabilities	918,573	511,412	71,867	(396,551)	1,105,301
Commitments and contingencies
Debt conversion feature	2,630	—	—	—	2,630
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	541,155	171,882	12,444	(254,704)	470,777
Treasury stock	(353,875)	—	—	—	(353,875)
Retained earnings	355,990	201,066	4,033	(152,649)	408,440
Accumulated other comprehensive loss	(1,035)	—	(2,744)	—	(3,779)
Total stockholders’ equity	542,235	372,948	13,733	(407,353)	521,563
Total liabilities and stockholders’ equity	$1,463,438	$884,360	$85,600	$(803,904)	$1,629,494

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$242,489	$—	$40,759	$(354)	$282,894
Accounts receivable, net of allowances	887	56,293	1,151	—	58,331
Content library	1,130	173,339	2,940	—	177,409
Deferred income taxes	27,372	—	899	(21,084)	7,187
Prepaid expenses and other current assets	11,748	17,504	434	—	29,686
Intercompany receivables	119,848	76,878	3,581	(200,307)	—
Total current assets	403,474	324,014	49,764	(221,745)	555,507
Property and equipment, net	188,251	368,620	29,253	—	586,124
Notes receivable	26,731	—	—	—	26,731
Deferred income taxes	—	—	1,334	39	1,373
Goodwill and other intangible assets	253,395	90,614	—	54	344,063
Other long-term assets	18,992	28,906	29	—	47,927
Investment in related parties	90,828	24,395	—	(115,223)	—
Total assets	$981,671	$836,549	$80,380	$(336,875)	$1,561,725
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$21,368	$225,463	$4,111	$(354)	$250,588
Accrued payable to retailers	77,266	46,493	14,654	—	138,413
Other accrued liabilities	50,314	92,724	3,087	—	146,125
Current portion of long-term debt and other	15,312	217	—	—	15,529
Current portion of capital lease obligations	13,002	—	348	—	13,350
Deferred tax liabilities	—	21,084	—	(21,084)	—
Intercompany payables	56,473	108,347	35,487	(200,307)	—
Total current liabilities	233,735	494,328	57,687	(221,745)	564,005
Long-term debt and other long-term liabilities	322,279	18,724	176	—	341,179
Capital lease obligations	15,180	—	522	—	15,702
Deferred tax liabilities	54,855	36,857	—	39	91,751
Total liabilities	626,049	549,909	58,385	(221,706)	1,012,637
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	574,842	145,425	12,444	(227,830)	504,881
Treasury stock	(293,149)	—	—	—	(293,149)
Retained earnings	74,985	141,215	10,118	112,661	338,979
Accumulated other comprehensive loss	(1,056)	—	(567)	—	(1,623)
Total stockholders’ equity	355,622	286,640	21,995	(115,169)	549,088
Total liabilities and stockholders’ equity	$981,671	$836,549	$80,380	$(336,875)	$1,561,725

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Three Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$64,674	$477,022	$12,534	$—	$554,230
Expenses:
Direct operating	37,637	319,278	12,640	(2,454)	367,101
Marketing	1,421	5,430	688	—	7,539
Research and development	3,889	—	—	—	3,889
General and administrative	10,369	42,557	366	2,454	55,746
Depreciation and other	7,668	38,833	1,246	—	47,747
Amortization of intangible assets	569	1,308	—	—	1,877
Total expenses	61,553	407,406	14,940	—	483,899
Operating income	3,121	69,616	(2,406)	—	70,331
Other income (expense), net:
Income (loss) from equity method investments, net	(1,435)	(8,194)	—	—	(9,629)
Interest expense, net	(12,010)	(4)	(4)	—	(12,018)
Other, net	(2,981)	2,015	(14)	—	(980)
Total other income (expense), net	(16,426)	(6,183)	(18)	—	(22,627)
Income before income taxes	(13,305)	63,433	(2,424)	—	47,704
Income tax expense	21,532	(23,120)	741	—	(847)
Equity in income (losses) of subsidiaries	38,630	(1,683)	—	(36,947)	—
Net income	46,857	38,630	(1,683)	(36,947)	46,857
Foreign currency translation adjustment	188	—	(430)	—	(242)
Comprehensive income	$47,045	$38,630	$(2,113)	$(36,947)	$46,615

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Three Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$63,589	$457,905	$10,726	$—	$532,220
Expenses:
Direct operating	34,937	315,476	6,386	—	356,799
Marketing	1,362	3,817	431	—	5,610
Research and development	2,928	686	—	—	3,614
General and administrative	11,303	41,122	363	—	52,788
Depreciation and other	6,925	35,277	803	—	43,005
Amortization of intangible assets	570	54	—	—	624
Total expenses	58,025	396,432	7,983	—	462,440
Operating income	5,564	61,473	2,743	—	69,780
Other income (expense), net:
Income (loss) from equity method investments, net	(675)	(4,369)	—	—	(5,044)
Interest expense, net	(4,421)	1,398	(4)	—	(3,027)
Other, net	46	(66)	(39)	—	(59)
Total other income (expense), net	(5,050)	(3,037)	(43)	—	(8,130)
Income before income taxes	514	58,436	2,700	—	61,650
Income tax expense	(1,944)	(23,033)	202	—	(24,775)
Equity in income (losses) of subsidiaries	1,513	2,898	—	(4,411)	—
Net income	83	38,301	2,902	(4,411)	36,875
Foreign currency translation adjustment	—	—	(862)	—	(862)
Comprehensive income	$83	$38,301	$2,040	$(4,411)	$36,013

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Six Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$121,622	$983,741	$23,553	$—	$1,128,916
Expenses:
Direct operating	73,164	682,357	24,090	(4,711)	774,900
Marketing	3,031	11,312	1,153	—	15,496
Research and development	8,283	3	—	—	8,286
General and administrative	19,630	85,905	716	4,711	110,962
Depreciation and other	17,318	77,573	2,294	—	97,185
Amortization of intangible assets	1,139	2,755	—	—	3,894
Total expenses	122,565	859,905	28,253	—	1,010,723
Operating income	(943)	123,836	(4,700)	—	118,193
Other income (expense), net:
Income (loss) from equity method investments, net	(2,019)	(14,635)	—	—	(16,654)
Interest expense, net	(17,954)	453	(50)	—	(17,551)
Other, net	(1,090)	211	(42)	—	(921)
Total other income (expense), net	(21,063)	(13,971)	(92)	—	(35,126)
Income before income taxes	(22,006)	109,865	(4,792)	—	83,067
Income tax expense	26,750	(41,805)	1,449	—	(13,606)
Equity in income (losses) of subsidiaries	70,099	(652)	—	(69,447)	—
Net income	74,843	67,408	(3,343)	(69,447)	69,461
Foreign currency translation adjustment	21	—	(2,177)	—	(2,156)
Comprehensive income	$74,864	$67,408	$(5,520)	$(69,447)	$67,305

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Six Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$119,252	$960,844	$20,303	$—	$1,100,399
Expenses:
Direct operating	68,321	667,470	13,921	(2,503)	747,209
Marketing	3,234	8,428	905	—	12,567
Research and development	6,243	1,301	—	—	7,544
General and administrative	19,359	78,200	537	2,503	100,599
Depreciation and other	13,857	67,670	1,582	—	83,109
Amortization of intangible assets	1,206	105	—	—	1,311
Total expenses	112,220	823,174	16,945	—	952,339
Operating income	7,032	137,670	3,358	—	148,060
Other income (expense), net:
Income (loss) from equity method investments, net	(1,095)	11,210	—	—	10,115
Interest expense, net	(8,836)	1,701	(6)	—	(7,141)
Other, net	133	(133)	(16)	—	(16)
Total other income (expense), net	(9,798)	12,778	(22)	—	2,958
Income before income taxes	(2,766)	150,448	3,336	—	151,018
Income tax expense	(683)	(59,961)	197	—	(60,447)
Equity in income (losses) of subsidiaries	94,020	3,533	—	(97,553)	—
Net income	90,571	94,020	3,533	(97,553)	90,571
Foreign currency translation adjustment	(223)	—	88	—	(135)
Comprehensive income	$90,348	$94,020	$3,621	$(97,553)	$90,436

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Six Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$74,843	$67,408	$(3,343)	$(69,447)	$69,461
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	17,318	77,573	2,294	—	97,185
Amortization of intangible assets and deferred financing fees	2,412	2,755	—	—	5,167
Share-based payments expense	5,063	3,617	—	—	8,680
Excess tax benefits on share-based payments	(3,029)	—	—	—	(3,029)
Deferred income taxes	10,915	(46,283)	(1,543)	—	(36,911)
(Income) loss from equity method investments, net	2,019	14,635	—	—	16,654
Non-cash interest on convertible debt	2,774	—	—	—	2,774
Loss from extinguishments of callable convertible debt	5,949	—	—	—	5,949
Other	(1,536)	(272)	(3)	—	(1,811)
Equity in (income) losses of subsidiaries	(70,099)	652	—	69,447	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(555)	(791)	(1,304)	—	(2,650)
Content library	680	5,459	(1,227)	—	4,912
Prepaid expenses and other current assets	(3,176)	(6,951)	(484)	—	(10,611)
Other assets	145	744	13	—	902
Accounts payable	3,221	(74,894)	347	354	(70,972)
Accrued payable to retailers	2,869	(5,097)	1,955	—	(273)
Other accrued liabilities	1,542	(16,177)	(128)	—	(14,763)
Net cash flows from operating activities	51,355	22,378	(3,423)	354	70,664
Investing Activities:
Purchases of property and equipment	(32,037)	(25,474)	(11,219)	—	(68,730)
Proceeds from sale of property and equipment	12,079	750	3	—	12,832
Net sales (purchases) of short term investments	(10,000)	—	—	—	(10,000)
Receipt of note receivable principal	95	—	—	—	95
Equity investments	—	(14,000)	—	—	(14,000)
Investments in and advances to affiliates	(31,177)	20,373	10,804	—	—
Net cash flows from investing activities	(61,040)	(18,351)	(412)	—	(79,803)
Financing Activities:
Proceeds from issuance of senior unsecured notes	343,769	—	—	—	343,769
Financing costs associated with senior unsecured notes	(444)	—	—	—	(444)
Principal payments on term loan and repurchase of convertible debt	(176,196)	—	—	—	(176,196)
Repurchases of common stock	(71,388)	—	—	—	(71,388)
Principal payments on capital lease obligations and other debt	(7,053)	(203)	(195)	—	(7,451)
Excess tax benefits related to share-based payments	3,029	—	—	—	3,029
Proceeds from exercise of stock options, net	6,745	—	—	—	6,745
Net cash flows from financing activities	98,462	(203)	(195)	—	98,064
Effect of exchange rate changes on cash	21	—	(1,595)	—	(1,574)
Increase (decrease) in cash and cash equivalents	88,798	3,824	(5,625)	354	87,351
Cash and cash equivalents:
Beginning of period	242,489	—	40,759	(354)	282,894
End of period	$331,287	$3,824	$35,134	$—	$370,245

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Six Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$90,571	$94,020	$3,533	$(97,553)	$90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	13,857	67,670	1,582	—	83,109
Amortization of intangible assets and deferred financing fees	2,269	105	—	—	2,374
Share-based payments expense	5,280	9,450	—	—	14,730
Excess tax benefits on share-based payments	(3,737)	—	—	—	(3,737)
Deferred income taxes	7,141	49,726	(243)	—	56,624
(Income) loss from equity method investments, net	1,095	(11,210)	—	—	(10,115)
Non-cash interest on convertible debt	3,481	—	—	—	3,481
Other	(1,477)	(1,837)	1	—	(3,313)
Equity in (income) losses of subsidiaries	(94,020)	(3,533)	—	97,553	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(137)	(6,360)	(118)	—	(6,615)
Content library	134	(3,237)	(937)	—	(4,040)
Prepaid expenses and other current assets	470	(7,120)	(224)	—	(6,874)
Other assets	74	921	—	—	995
Accounts payable	(5,310)	(19,985)	390	(1,122)	(26,027)
Accrued payable to retailers	2,009	(4,177)	45	—	(2,123)
Other accrued liabilities	(1,343)	6,671	(147)	—	5,181
Net cash flows from operating activities	20,357	171,104	3,882	(1,122)	194,221
Investing Activities:
Purchases of property and equipment	(28,481)	(45,082)	(3,138)	—	(76,701)
Proceeds from sale of property and equipment	361	308	—	—	669
Acquisition of NCR DVD kiosk business	—	(100,000)	—	—	(100,000)
Equity investments	(10,000)	(18,350)		—	(28,350)
Investments in and advances to affiliates	3,110	(2,483)	(627)	—	—
Net cash flows from investing activities	(35,010)	(165,607)	(3,765)	—	(204,382)
Financing Activities:
Principal payments on term loan and repurchase of convertible debt	(4,375)	—	—	—	(4,375)
Repurchases of common stock	(4,058)	—	—	—	(4,058)
Principal payments on capital lease obligations and other debt	(3,532)	(5,497)	(165)	—	(9,194)
Excess tax benefits related to share-based payments	3,737	—	—	—	3,737
Proceeds from exercise of stock options, net	3,981	—	—	—	3,981
Net cash flows from financing activities	(4,247)	(5,497)	(165)	—	(9,909)
Effect of exchange rate changes on cash	(223)	—	73	—	(150)
Increase (decrease) in cash and cash equivalents	(19,123)	—	25	(1,122)	(20,220)
Cash and cash equivalents:
Beginning of period	310,259	—	31,766	(170)	341,855
End of period	$291,136	$—	$31,791	$(1,292)	$321,635